Accrued Expenses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restructuring Reserve [Abstract]
Future minimum exit lease payments, current		$ 0.9
Future minimum exit lease payments, in 2014		0.9
Contract termination, charges for accrual		3.0
Contract termination obligations	0.6	3.0
Net non-cash liability reduction	0.1
Cash payments for contract termination obligations	$ 2.3